BORROWINGS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Short-term Debt [Line Items]
Interest Expense, Debt	¥ 15,370	¥ 8,760	¥ 7,607